Operating and Finance Leases	6 Months Ended
Jun. 30, 2020
Lease Liability [Abstract]
Operating and Finance Leases

NOTE 8 - Operating and Finance Leases

A.	Lease term and discount rate:

As of June 30, 2020 and December 31, 2019, the weighted-average remaining lease term (in years) and discount rate related to the leases were as follows:

	June 30, 2020	December 31, 2019
	(Unaudited)
Weighted-average remaining lease term
Operating lease	2.15 Years	0.64 Year
Finance lease	4.35 Years	4.85 Years
Weighted-average discount rate
Operating lease	6.00%	6.00%
Finance lease	3.82%	3.82%

B.	The balances for the operating and finance leases are presented as follows within the consolidated balance sheets as of June 30, 2020 and December 31, 2019:

Operating Leases

	June 30, 2020	December 31, 2019
	(Unaudited)
Right-of-use assets	$343,005	$302,602
Lease liability – current	$306,829	$322,430
Lease liability – non-current	$161,223	$-

Finance Leases

	June 30, 2020	December 31, 2019
	(Unaudited)
Property and equipment, at cost	$56,770	$56,770
Accumulated depreciation	(7,501)	(1,569)
Property and equipment, net	$49,269	$55,201

Lease liability – current	$10,302	$9,949
Lease liability – non-current	40,721	45,199
Total finance lease liabilities	$51,023	$55,148

The components of expense and income within the consolidated statements of operations and comprehensive loss:

Operating Leases

	Six Months Ended June 30,		Year Ended December 31,
	2020	2019	2019
	(Unaudited)	(Unaudited)
Lease expense	$220,345	$243,995	$479,389
Sublease rental income	(5,545)	-	(9,173)
Net lease expense	$214,800	$243,995	$470,216

Finance Leases

	Six Months Ended June 30,		Year Ended December 31,
	2020	2019	2019
	(Unaudited)	(Unaudited)
Amortization of right-of-use	$5,932	$-	$1,569
Interest on lease liabilities	1,012	-	348
Total finance lease cost	$6,944	$-	$1,917

Supplemental cash flow information related to leases:

	Six Months Ended June 30,		Year Ended December 31,
	2020	2019	2019
	(Unaudited)	(Unaudited)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$93,689	$83,685	$439,271
Operating cash outflows from finance lease	$5,926	$-	$348
Financing cash outflows from finance lease	$1,012	$-	$1,622
Leased assets obtained in exchange for lease liabilities:
Operating leases	$261,781	$722,423	$722,423
Finance lease	$-	$-	$56,770

Maturity of lease liabilities:

Operating Leases

As of June 30, 2020:

(Unaudited)
July 1, 2020 – June 30, 2021	$320,500
July 1, 2021 – June 30, 2022	89,256
July 1, 2022 – June 30, 2023	81,818
Total lease payments	491,574
Less: Imputed interest	(23,522)
Present value of lease liabilities	468,052
Current portion	(306,829)
Non-current portion	$161,223

As of December 31, 2019:

	Related Party	Others	Total
January 1, 2020 – December 31, 2020	$23,029	$307,028	$330,057
Total lease payments	23,029	307,028	330,057
Less: Imputed interest	(397)	(7,230)	(7,627)
Present value of lease liabilities	22,632	299,798	322,430
Current portion	(22,632)	(299,798)	(322,430)
Non-current portion	$-	$-	$-

Finance Leases

As of June 30, 2020:

(Unaudited)
July 1, 2020 – June 30, 2021	$12,073
July 1, 2021 – June 30, 2022	12,073
July 1, 2022 – June 30, 2023	12,073
July 1, 2023 – June 30, 2024	12,073
July 1, 2024 – June 30, 2025	7,421
Total lease payments	55,713
Less: Imputed interest	(4,690)
Present value of lease liabilities	51,023
Current portion	(10,302)
Non-current portion	$40,721

As of December 31, 2019:

January 1, 2020 – December 31, 2020	$11,883
January 1, 2021 – December 31, 2021	11,883
January 1, 2022 – December 31, 2022	11,883
January 1, 2023 – December 31, 2023	11,883
January 1, 2024 – December 31, 2024	13,246
Total lease payments	60,778
Less: Imputed interest	(5,630)
Present value of lease liabilities	55,148
Current portion	(9,949)
Non-current portion	$45,199